                                 DIRECTOR LIFE
                            MODIFIED SINGLE PREMIUM
                       VARIABLE LIFE INSURANCE CONTRACTS
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE 1-800-231-5453

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes Director Life, a modified single premium variable life insurance contract ("Contract" or "Contracts") offered to applicants age 90 and under by ITT Hartford Life and Annuity Insurance Company ("Hartford"). (On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company). The Contract lets the Contract Owner pay a single premium and, subject to restrictions, additional premiums.


The Contract is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 21. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to HVA Money Market Fund, Inc. After the Right to Cancel Period has expired, the amount so allocated will be transferred to the Funds specified in the Contract Owner's application. The Funds presently are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc.


There is no guaranteed minimum Account Value for a Contract. The Account Value of a Contract will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Contract Owner bears the investment risk for all amounts so allocated. The Contract continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("Deduction Amount"). The Contract may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are made.


The Contracts provide for a Face Amount, which is the minimum death benefit under the Contract. The death benefit ("Death Benefit") may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Contract is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the death proceeds ("Death Proceeds") to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract.


--------------------------------------------------------------------------------


IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.

--------------------------------------------------------------------------------


THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------


THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    5
 THE COMPANY...........................................................    7
 THE SEPARATE ACCOUNT..................................................    7
   General.............................................................    7
   Funds...............................................................    7
   Investment Adviser..................................................    9
 THE CONTRACT..........................................................    9
   Application for a Contract..........................................    9
   Premiums............................................................    9
   Allocation of Premiums..............................................   10
   Accumulation Unit Values............................................   10
 DEDUCTIONS AND CHARGES................................................   10
   Monthly Deductions..................................................   10
   Annual Maintenance Fee..............................................   11
   Taxes Charged Against the Separate Account..........................   12
   Charges Against the Funds...........................................   12
   Contingent Deferred Sales Charge....................................   12
   Premium Tax Charge..................................................   12
 CONTRACT BENEFITS AND RIGHTS..........................................   12
   Death Benefit.......................................................   12
   Account Value.......................................................   13
   Transfer of Account Value...........................................   13
   Contract Loans......................................................   13
   Amount Payable on Surrender of the Contract.........................   14
   Partial Withdrawals.................................................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   14
   Cancellation and Exchange Rights....................................   15
   Suspension of Valuation, Payments and Transfers.....................   15
 LAST SURVIVOR CONTRACTS...............................................   15
 OTHER MATTERS.........................................................   15
   Voting Rights.......................................................   15
   Statements to Contract Owners.......................................   16
   Limit on Right to Contest...........................................   16
   Misstatement as to Age and Sex......................................   16
   Payment Options.....................................................   16
   Beneficiary.........................................................   17
   Assignment..........................................................   18
   Dividends...........................................................   18
 EXECUTIVE OFFICERS AND DIRECTORS......................................   19
 DISTRIBUTION OF THE CONTRACTS.........................................   20
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   20
 FEDERAL TAX CONSIDERATIONS............................................   21
   General.............................................................   21
   Taxation of Hartford and the Separate Account.......................   21
   Income Taxation of Contract Benefits................................   21
   Last Survivor Contracts.............................................   21
   Modified Endowment Contracts........................................   21
   Estate and Generation Skipping Taxes................................   22
   Diversification Requirements........................................   22
   Ownership of the Assets in the Separate Account.....................   22

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   23
   Federal Income Tax Withholding......................................   23
   Non-Individual Ownership of Contracts...............................   23
   Other...............................................................   23
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   23
 LEGAL PROCEEDINGS.....................................................   23
 LEGAL MATTERS.........................................................   23
 EXPERTS...............................................................   24
 REGISTRATION STATEMENT................................................   24
 APPENDIX A ILLUSTRATIONS OF BENEFITS..................................   25


               THE CONTRACTS MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                 SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Contract.



ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.



ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to the contingent deferred sales charge. This amount in any Contract Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).



CASH SURRENDER VALUE: The Account Value less any contingent deferred sales charge and additional premium tax charge and all Indebtedness.



CODE: The Internal Revenue Code of 1986, as amended.



CONTRACT ANNIVERSARY: The yearly anniversary of the Contract Date.



CONTRACT DATE: A date not later than three business days after receipt of the initial premium at Hartford's Home Office.



CONTRACT OWNER: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.



CONTRACT YEARS: Annual periods computed from the Contract Date.



COVERAGE AMOUNT: The Death Benefit less the Account Value.



DEATH BENEFIT: The greater of (1) the Face Amount specified in the Contract or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the Contract.



DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.



DEDUCTION AMOUNT: A deduction on the Contract Date and on each Monthly Activity Date for the cost of insurance, a tax expense charge, an administrative charge and a mortality and expense risk charge.



FACE AMOUNT: On the Contract Date, the initial Face Amount is the amount shown on the Contract's Specifications page. Thereafter, the Face Amount is reduced by any partial withdrawals.



FUNDS: The registered investment management companies in which assets of the Separate Account may be invested.



GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.



HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.



INDEBTEDNESS: All monies owed to Hartford by the Contract Owner. These monies include all outstanding loans on the Contract, including any interest due or accrued Deduction Amount or annual maintenance fee.



INSURED: The person on whose life the Contract is issued.



LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.



MONTHLY ACTIVITY DATE: The day of each month on which the Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date.



SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Contracts from other assets of Hartford.



SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Contract Owner's Account Value, less Indebtedness, among the Funds.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.



VALUATION PERIOD: The period between the close of business on successive Valuation Days.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
--------------------------------------------------------------------------------

-------------------------------------------
                                    SUMMARY


-------------------------------- THE CONTRACTS


    The Contracts are life insurance contracts with death benefits, cash values and other traditional life insurance features. The Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. The Contracts are credited with units ("Accumulation Units") to calculate cash values. The Contract Owner may transfer the cash values among the Funds.


    The Contracts can be issued on either a single life or "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 15.


---------------------------------------------------
                       THE SEPARATE ACCOUNT AND THE FUNDS


    Separate Account Five ("Separate Account") funds the variable life insurance Contracts offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Contracts currently offer 11 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. If an initial premium is submitted with an application for a Contract, it will be allocated, within three business days of receipt at Hartford's Home Office, to HVA Money Market Fund, Inc. After the expiration of the Right to Cancel Period, the values in HVA Money Market Fund, Inc. will be allocated to one or more of the Funds as specified in the Contract Owner's application. See "The Contract -- Allocation of Premiums," page 10.



    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc. Applicants should read the Funds prospectus accompanying this Prospectus in connection with the purchase of a Contract. The investment objectives of the Funds are as set forth in "The Separate Account," page 7.



    The following table shows annual Fund operating expenses for 1996:



                         ANNUAL FUND OPERATING EXPENSES
                         (as percentage of net assets)



                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Bond Fund..............................   0.490%     0.030%     0.520%
 Hartford Stock Fund.............................   0.441%     0.016%     0.457%
 HVA Money Market Fund...........................   0.423%     0.021%     0.444%
 Hartford Advisers Fund..........................   0.615%     0.017%     0.632%
 Hartford Capital Appreciation Fund..............   0.629%     0.017%     0.646%
 Hartford Mortgage Securities Fund...............   0.424%     0.029%     0.453%
 Hartford Index Fund.............................   0.374%     0.019%     0.393%
 Hartford International Opportunities Fund.......   0.691%     0.095%     0.786%
 Hartford Dividend & Growth Fund.................   0.709%     0.017%     0.726%
 Hartford International Advisers Fund............   0.746%     0.214%     0.960%
 Hartford Small Company Fund (1).................   0.577%     0.150%     0.727%


------------------------------


(1) In 1996 management fees were waived for the Hartford Small Company Fund. In the absence of this waiver, the 1996 total expense ratio would have been .880% (annualized).



    The investment adviser for all the Funds is HL Investment Advisors, Inc., an affiliate of Hartford. HL Investment Advisors, Inc. retains a sub-investment adviser with respect to some of the Funds, and has entered into an investment services agreement with respect to some of the Funds. See "The Separate Account," page 7.


---------------------------------------------------
                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a

6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES


    On the Contract Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata respecting each Sub-Account attributable to the Contract. The Deduction Amount includes a cost of insurance charge, tax expense charge, administrative charge and a mortality and expense risk charge. The monthly cost of insurance charge is to cover Hartford's anticipated mortality costs. In addition, Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The tax expense charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Hartford will deduct from the Account Value attributable to the Separate Account a monthly administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts. Hartford will also deduct from the Account Value attributable to the Separate Account a monthly charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Contract may lapse. See "Deductions and Charges -- Monthly Deductions," page 10, and "Contract Benefits and Rights -- Lapse and Reinstatement," page 14.



    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. See "Deductions and Charges -- Annual Maintenance Fee," page 11.



    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 12, and "Federal Tax Considerations," page 21.



    Applicants should review the Funds prospectus accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.



    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge. The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents commissions, advertising and the printing of prospectuses. See "Deductions and Charges -- Contingent Deferred Sales Charge," page 12.



    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. See "Deductions and Charges -- Premium Tax Charge," page 12.


    For a discussion of the tax consequences of surrender of the Contract or a partial withdrawal, see "Federal Tax Considerations," page 21.

---------------------------------------------------
                                 DEATH BENEFIT


    The Contracts provide for a Face Amount which is the minimum Death Benefit under the Contract. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Contract. See "Contract Benefits and Rights -- Death Benefit," page 12.


---------------------------------------------------
                                 ACCOUNT VALUE


    The Account Value will increase or decrease to reflect the investment experience of the Funds applicable to the Contract and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Contract Owner bears the risk of the investment in the Funds. See "Contract Benefits and Rights -- Account Value," page 13.


---------------------------------------------------
                                 CONTRACT LOANS


    A Contract Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the difference of the Account Value less any contingent deferred sales charge and due and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
--------------------------------------------------------------------------------


unpaid Deduction Amount. See "Contract Benefits and Rights -- Contract Loans," page 13.


---------------------------------------------------
                                     LAPSE


    Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. Hartford will give written notice to the Contract Owner and a 61-day grace period during which additional amounts may be paid to continue the Contract. See "Contract Benefits and Rights -- Contract Loans," page 13, and "Lapse and Reinstatement," page 14.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return his or her Contract for cancellation. If the applicant returns the Contract, by mail or hand delivery, to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the applicant (in certain cases, this free-look period is longer), Hartford will return to the applicant, within seven days thereafter, the greater of the premiums paid for the Contract or the sum of
(1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under the Contract or by the Funds for taxes, charges or fees.



    In addition, once the Contract is in effect, it may be exchanged during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. See "Contract Benefits and Rights -- Cancellation and Exchange Rights," page 15.


---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all death benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 21.


---------------------------------------------------
                                  THE COMPANY


    ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, except New York, and the District of Columbia. On January 1, 1998, Hartford' s name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps, on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                              THE SEPARATE ACCOUNT

--------------------------------    GENERAL


    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The assets of each Sub-Account are invested exclusively in one of the Funds. A Contract Owner may allocate premiums among the Funds. Contract Owners should review the following brief descriptions of the investment objectives of the Funds in connection with that allocation. There is no assurance that any of the Funds will achieve its stated objectives. Contract Owners are also advised to read the Funds prospectus accompanying this Prospectus for more detailed information.

8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 HARTFORD ADVISERS FUND, INC.


    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in common stocks and other equity securities, bonds and other debt securities and money market instruments.


 HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD INDEX FUND, INC.


    Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. *


 HARTFORD INTERNATIONAL ADVISERS FUND, INC.


    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.


 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by invest-


ing primarily in mortgage-related securities,



including securities issued by the Government National Mortgage Association.


 HARTFORD SMALL COMPANY FUND, INC.


    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation. Under normal market and economic conditions, at least 65% of the Fund's total assets are invested in equity securities of companies which have less than $2 billion in market capitalization.


 HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income as a secondary consideration, by investing primarily in equity securities.


 HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.



    All of the Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Contracts and other contracts issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.



    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Hartford will bear the attendant expenses.



    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from


* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------


any other business of Hartford. Hartford will purchase shares in the Funds in connection with premiums allocated to the applicable Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and to make payment within seven days.



    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for the Separate Account and its Sub-Accounts which fund the Contracts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. No substitution of securities will take place without notice to and consent of Contract Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Contract Owner approval, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Contracts.



    Each Fund is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the Funds prospectus accompanying this Prospectus.


---------------------------------------------------
                               INVESTMENT ADVISER


    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment adviser to each of the Hartford Funds.



    Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Small Company Fund and Hartford Stock Fund.



    In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.



    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectus which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford. The Funds may not be available in all states.


---------------------------------------------------
                                  THE CONTRACT

--------------------------------
                           APPLICATION FOR A CONTRACT


    Individuals wishing to purchase a Contract must submit an application to Hartford. A Contract will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A CONTRACT IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Contract will be made without the consent of the Contract Owner.



    The Contract will be effective on the Contract Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Contract Date is the date used to determine all future cyclical transactions on the Contract, e.g., Monthly Activity Date, Contract Months and Contract Years. The Contract Date may be prior to, or the same as, the date the Contract is issued ("Issue Date").



    If the Coverage Amount is over the current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Contract delivery Hartford will require a sufficient payment to place the insurance in force.


---------------------------------------------------
                                    PREMIUMS


    The Contract permits the Contract Owner to pay a large single premium and, subject to restrictions, additional premiums. The Contract Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules (which are subject to change), applicants between ages 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium (subject to then current premium limits) are eligible for

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Contract Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Contract to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


---------------------------------------------------
                             ALLOCATION OF PREMIUMS


    Within three business days of receipt of a completed application and the initial premium at Hartford's Home Office, Hartford will allocate the entire premium to HVA Money Market Fund, Inc. After the expiration of the Right To Cancel Period the Account Value in HVA Money Market Fund, Inc. will be allocated among the Funds in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as the Contract Owner directs in the application. Premiums received on or after the expiration of the Right to Cancel Period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Contract Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Contract (including the initial allocation to HVA Money Market Fund, Inc.) will be determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.


---------------------------------------------------
                            ACCUMULATION UNIT VALUES


    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Applicants should refer to the Funds prospectus accompanying this Prospectus for a description of how the assets of each Fund are valued since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Contract. See also, "Contract Benefits and Rights -- Account Value," page 13.



    All valuations in connection with a Contract, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Contract Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


---------------------------------------------------
                             DEDUCTIONS AND CHARGES

--------------------------------
                               MONTHLY DEDUCTIONS


    On the Contract Date, and on each Monthly Activity Date after the Contract Date, Hartford will deduct an amount ("Deduction Amount") to cover charges and expenses incurred in connection with a Contract. Each monthly Deduction Amount will be deducted pro rata from each Sub-Account attributable to the Contract such that the proportion of Account Value of the Contract attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 14. The following is a summary of the monthly deductions and charges which constitute the Deduction Amount:



    COST OF INSURANCE CHARGE: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Contract Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Contract Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday). (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Contract; however, Hartford reserves the

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------


right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the insured's substandard rating.


    The Coverage Amount is first set on the Contract Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates.


    The Coverage Amount may be adjusted to continue to qualify the Contracts as life insurance contracts under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Contract determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


    EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

    On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


    Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Contract Month is $75,000. (For an explanation of the Death Benefit, see "Contract Benefits and Rights -- Death Benefit," page 12.)


    Because the Account Value and, as a result, the Coverage Amount under a Contract may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.


    TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax deduction over ten Contract Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse Hartford for approximate expenses incurred from federal taxes under
Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.



    ADMINISTRATIVE CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Contracts.



    MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Contracts. The mortality risk assumed is that the cost of insurance charges specified in the Contract will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Contracts and the proceeds of the contingent deferred sales charge. The mortality and expense risk charge is deducted while the Contract is in force, including the duration of a payment option.


---------------------------------------------------
                             ANNUAL MAINTENANCE FEE


    If the Account Value on a Contract Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Contracts. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Contracts.

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                   TAXES CHARGED AGAINST THE SEPARATE ACCOUNT


    Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds prospectus accompanying this Prospectus.


---------------------------------------------------
                        CONTINGENT DEFERRED SALES CHARGE


    Upon surrender of the Contract and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Contract Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Contract Years 4 through 5, this charge is 6%. In Contract Years 6 through 7, this charge is 4%. In Contract Years 8 through 9, this charge is 2%. After the ninth Contract Year, there is no charge.



    In determining the contingent deferred sales charge and the additional premium tax charge discussed below, any surrender or partial withdrawal during the first ten Contract Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a withdrawal of the remaining Account Value.



    The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Contracts. This expense includes agents' commissions, advertising and the printing of prospectuses.


    See "Contract Benefits and Rights -- Amount Payable on Surrender of the Contract," page 14.

---------------------------------------------------
                               PREMIUM TAX CHARGE


    During the first nine Contract Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. The additional premium tax charge is shown below, as a percentage of Account Value, at the end of each Contract Year:


 CONTRACT
   YEAR        RATE
-----------  ---------
         1       2.25%
         2       2.00%
         3       1.75%
         4       1.50%
         5       1.25%
         6       1.00%
         7       0.75%
         8       0.50%
         9       0.25%
       10+       0.00%

    After the ninth Contract Year, no additional premium tax charge will be imposed.

---------------------------------------------------
                          CONTRACT BENEFITS AND RIGHTS

-------------------------------- DEATH BENEFIT

    While in force, the Contract provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Contract dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.

    EXAMPLES:

                                                A           B
                                            ----------  ----------
Face Amount...............................  $  100,000  $  100,000
Insured's Age.............................          40          40
Account Value on Date of Death............      46,500      34,000
Specified Percentage......................        250%        250%


    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Hartford would pay to the beneficiary.



    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------

    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 16.

---------------------------------------------------
                                 ACCOUNT VALUE

    The Account Value of a Contract will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

    The Account Value of a particular Contract is related to the net asset value of the Funds to which premiums on the Contract have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract -- Accumulation Unit Values," page 10.

---------------------------------------------------
                           TRANSFER OF ACCOUNT VALUE


    While the Contract remains in effect, and subject to Hartford's transfer rules then in effect, the Contract Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Contract Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.



    It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within one business day of receipt of the confirmation. Hartford will send the Contract Owner confirmation of the transfer within five (5) days from the date of any instruction.



    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Contract Owners.



    As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.


---------------------------------------------------
                                 CONTRACT LOANS


    While the Contract is in effect, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Contract. The aggregate loans (including the currently applied for loan) may not exceed, at the time a loan is requested, 90% of the Account Value less any contingent deferred sales charge and due and unpaid Deduction Amount.



    The loan amount will be transferred pro rata from each Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will bear interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract is considered a "Preferred Loan." The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Contract Owner within seven business days of Hartford's receipt of the loan request.

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    If the aggregate outstanding loan(s) secured by the Contract exceeds the Account Value of the Contract less any contingent deferred sales charges and due and unpaid Deduction Amount, Hartford will give written notice to the Contract Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.



    All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Contract Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a Grace Period must be repaid before the Contract will be reinstated. See "Contract Benefits and Rights -- Lapse and Reinstatement," page 14.



    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than 4% per annum (the annual interest rate for amounts held in the Loan Account), a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than 4% per annum, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


---------------------------------------------------
                  AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT


    While the Contract is in effect, a Contract Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, the Contract Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Contract Owner's written request or the date requested by the Contract Owner whichever is later. The Cash Surrender Value equals the Account Value less any contingent deferred sales charges and additional premium tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Contract within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Contract Owner, whichever is later. The Contract will terminate on the date of receipt of the written request, or the date the Contract Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Considerations," page 21.



    If the Contract Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Payment Options," page 16), the contingent deferred sales charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the contingent deferred sales charge. However, the additional premium tax charge, if applicable, will be deducted from the surrender proceeds to be applied, and amounts withdrawn from Option 1, Option 5 or Option 6 will be subject to the contingent deferred sales charge, if applicable.


---------------------------------------------------
                              PARTIAL WITHDRAWALS


    While the Contract is in effect, a Contract Owner may elect, by written request, to make partial withdrawals from the Cash Surrender Value. The Cash Surrender Value, after partial withdrawal, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub-Account, unless the Contract Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial withdrawals in excess of the Annual Withdrawal Amount will be subject to the contingent deferred sales charge and any additional premium tax charges. See "Deductions and Charges -- Contingent Deferred Sales Charge," page 12,, and "Deductions and Charges -- Premium Tax Charge," page 12. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 21.


---------------------------------------------------
                              BENEFITS AT MATURITY


    If the Insured is living on the "Maturity Date" (the anniversary of the Contract Date on which the Insured is age 100), on surrender of the Contract to Hartford, Hartford will pay to the Contract Owner the Cash Surrender Value. In such case, the Contract will terminate and Hartford will have no further obligations under the Contract. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Contract Benefits," page 21.)


---------------------------------------------------
                            LAPSE AND REINSTATEMENT


    The Contract will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Contract Owner of the deficiency in writing and will provide a 61-day period ("Grace Period") to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
--------------------------------------------------------------------------------


    The Contract will continue through the Grace Period, but if no additional premium payment is made, it will terminate at the end of the Grace Period. If the person insured under the Contract dies during the Grace Period, the Death Proceeds payable under the Contract will be reduced by the Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights -- Death Benefit," page 12.



    If the Contract lapses, the Contract Owner may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) shown in the Contract. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.


---------------------------------------------------
                        CANCELLATION AND EXCHANGE RIGHTS


    An applicant has a limited right to return a Contract for cancellation. If the Contract is returned, by mail or personal delivery to Hartford or to the agent who sold the Contract, to be cancelled within ten days after delivery of the Contract to the Contract Owner (a longer free-look period is provided in certain cases), Hartford will return to the applicant, within seven days, the greater of premiums paid for the Contract or the sum of (1) the Account Value on the date the returned Contract is received by Hartford or its agent and (2) any deductions under Contract or by the Funds for taxes, charges or fees.



    Once the Contract is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance contract offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new contract will have, at the election of the Contract Owner, either the same Coverage Amount as under the exchanged Contract on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Contract. If a Contract loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.


---------------------------------------------------
                       SUSPENSION OF VALUATION, PAYMENTS
                                 AND TRANSFERS


    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    The Contracts are offered on both a single life and a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.



    1. The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Appendix A," page 25.


    2. To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

    3. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

    4. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.


    5. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Considerations," page 21.


---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Contract Owners (or the assignee of the Contract, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

to vote the shares of the Funds in its own right, it may elect to do so.


    The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners may cast one vote for each full or fractional Accumulation Unit owned under the Contract and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Contract Benefits and Rights -- Contract Loans," page 13) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard Contract Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.



    In addition, Hartford itself may disregard Contract Owners' voting instructions in favor of changes initiated by a Contract Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Contract Owners.


---------------------------------------------------
                         STATEMENTS TO CONTRACT OWNERS


    Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Contract Year, Hartford will send to Contract Owners a statement showing the Coverage Amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.


---------------------------------------------------
                         MISSTATEMENT AS TO AGE AND SEX


    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.


---------------------------------------------------
                                PAYMENT OPTIONS


    The surrender proceeds or Death Proceeds under the Contracts may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000, unless Hartford consents to a lesser amount. Under Options 2, 3 and 4, no surrender or partial withdrawals are permitted after payments commence. Full surrender or partial withdrawals may be made from Option 1 or Option 6, but they are subject to the contingent deferred sales charge, if applicable. Only a full surrender is allowed from Option 5. A surrender from Option 5 will also be subject to the contingent deferred sales charge, if applicable.



    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.



    The following options are available under the Contracts (Hartford may offer other payment options):


    OPTION 1: Interest Income


    This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.


    OPTION 2: Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.


    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
--------------------------------------------------------------------------------

    OPTION 3: Life Annuity with 120, 180 or 240 Monthly Payments Certain


    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.


    OPTION 4: Joint and Last Survivor Annuity


    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.


    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

    OPTION 5: Payments for a Designated Period


    An amount payable monthly for the number of years, selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Contract as determined by Hartford.



    In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


    Option 5 is an option that does not involve life contingencies.


    OPTION 6: Death Proceeds Remaining with Hartford



    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.


    VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.


    VARIABLE ANNUITY: The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Contract contains variable payment annuity tables derived from the 1983a Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contract.



    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.


    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.


    FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.



    Hartford will make any other arrangements for income payments as may be agreed on.


---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Contract. The Contract Owner may change the

18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Contract Owner if living; otherwise to the Contract Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Contract may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Contracts.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                        EXECUTIVE OFFICERS AND DIRECTORS


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Wendell J. Bossen, 63             Vice President, 1995**                 Vice President (1992-Present), Hartford Life Insurance
                                                                           Company; Executive Vice President (1984) Mutual Benefit.
Gregory A. Boyko, 45              Vice President, 1995                   Vice President & Controller (1995-Present), Hartford Life
                                                                           Insurance Company; Chief Financial Officer (1994-1995),
                                                                           IMG American Life; Senior Vice President (1992-1994),
                                                                           Connecticut Mutual Life Insurance Company.
Peter W. Cummins, 60              Vice President, 1993                   Vice President, Individual Annuity Operations
                                                                           (1989-Present), Hartford.
Ann M. deRaismes, 46              Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-1997),
                                                                           Hartford Life Insurance Company.
James R. Dooley, 60               Vice President, 1973                   Vice President, Director Information Services
                                                                           (1973-Present), Hartford.
Timothy M. Fitch, 44              Vice President, 1995                   Vice President, (1995-Present); Assistant Vice President
                                                                           (1993-1995); Director (1991-1993), Hartford Life
                                                                           Insurance Company.
Bruce D. Gardner, 46              Director, 1991*                        Vice President (1996-Present); General Counsel and
                                                                           Corporate Secretary (1991-1995), Hartford Life Insurance
                                                                           Company.
Joseph H. Gareau, 50              Executive Vice President &             Senior Vice President & Chief Investment Officer
                                  Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President & Chief
                                  Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
Donald J. Gillette, 51            Vice President, 1993                   Vice President, Director of Marketing (1991-Present),
                                                                           Hartford.
Lynda Godkin, 43                  General Counsel, 1996 Corporate        Associate General Counsel and Corporate Secretary
                                  Secretary, 1995                          (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company.
Lois W. Grady, 52                 Vice President, 1993                   Assistant Vice President (1988-1993), Hartford Life
                                                                           Insurance Company.
David A. Hall, 43                 Senior Vice President &                Senior Vice President & Actuary (1993-Present), Hartford.
                                  Actuary, 1993
Robert A. Kerzner, 45             Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                           (1991-1994), Hartford.
William B. Malchodi, Jr., 46      Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                  Director of Taxes, 1992                  (1992-Present), Hartford Insurance Group.
Thomas M. Marra, 38               Executive Vice President &             Senior Vice President & Director, Individual Life and
                                  Director, Individual Life and            Annuity Division (1993-1996); Director of Individual
                                  Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                  Director, 1994*
Steven L. Mattieson, 52           Vice President, 1984                   Vice President, Director of New Business (1984-Present)
                                                                           Hartford.

20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Joseph J. Noto, 45                Vice President, 1989                   President and Director (1994-Present), American Maturity
                                                                           Life Insurance Company; Vice President (1989-Present),
                                                                           Hartford Life Insurance Company.
Craig D. Raymond, 36              Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                  Chief Actuary, 1994                      Hartford Life Insurance Company.
David T. Schrandt, 49             Vice President, 1987                   Vice President, Treasurer and Controller (1987-Present),
                                  Treasurer, 1987                          Hartford.
Lowndes A. Smith, 57              President, 1989                        President & Chief Operating Officer (1989-Present),
                                  Chief Executive Officer, 1993            Hartford Life Insurance Company.
                                  Director, 1985*
Lizabeth H. Zlatkus, 37           Vice President, 1994 Director, 1994*   Vice President, Director Business Operaitons
                                                                           (1994-Present), Assistant Vice President, Director
                                                                           Executive Operations (1992-1994), Hartford Life
                                                                           Insurance Company.


------------------------

 * Denotes date of election to Board of Directors.


** ITT Hartford Affiliated Company.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


---------------------------------------------------
                         DISTRIBUTION OF THE CONTRACTS


    Hartford intends to sell the Contracts in all jurisdictions where it is licensed to do business. The Contracts will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford Life Insurance Company. The principal business address of HESCO and HSD is the same as that of Hartford.



    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6.0% of initial and subsequent premiums. Additional annual compensation of no more than 0.75% of Account Value may be paid. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Contracts and the characteristics of, and market for, such alternatives.


---------------------------------------------------
                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
--------------------------------------------------------------------------------

---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL


    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.



    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of the Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.



---------------------------------------------------

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Contract Benefits and Right -- Account Value," page
13). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                      INCOME TAXATION OF CONTRACT BENEFITS


    For federal income tax purposes, the Contracts should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance contract owner is generally not taxed on increments in the contract value until the contract is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a contract that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    During the first 15 Contract Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Contract.



    The Maturity Date Extension Rider allows a Contract Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Contract is extended by rider, Hartford believes that the Contract will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Contract is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Contract Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


---------------------------------------------------
                            LAST SURVIVOR CONTRACTS


    Although Hartford believes that the last survivor Contracts are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS


    A life insurance contract is treated as a "modified endowment contract" under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Contract does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Contract will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not

22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


cause the new contract to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.



    A Contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



    All modified endowment contracts that are issued within any calendar year to the same contract owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Contract Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Contract. If the Contract Owner was not the last surviving Insured, the fair market value of the Contract would be included in the Contract Owner's estate upon the Contract Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Contract Owner (whether or not he or she is an Insured) transfers ownership of the Contract to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Contract. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Contract Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as a life insurance contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all Contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
--------------------------------------------------------------------------------


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of "variable contract." The final regulations issued under Section 817 do not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the Separate Account.


---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Contract Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                     NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Contract Owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER


    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.


---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.


---------------------------------------------------
                               LEGAL PROCEEDINGS


    There are no material legal proceedings pending to which the Separate Account is a party.


---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of flexible premium variable life insurance Contracts described in this Prospectus and the organization of Hartford, its authority to issue the Contracts under Connecticut law and the validity of the forms of the Contracts under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford Life Insurance Companies.

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                                    EXPERTS


    The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.



    The hypothetical Contract illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Director, Individual Annuity Inforce Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.


---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Contracts.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                           ILLUSTRATIONS OF BENEFITS

    The tables in Appendix A illustrate the way in which a Contract operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life Contract. The illustrations for the last survivor Contract assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.

    The death benefit and surrender value for a Contract would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years. They would also differ if any Contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Contract charges and guaranteed Contract charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Contract Year take into account an average daily charge equal to an annual charge of 0.60% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.60% average daily charge) of -0.60%, 5.40% and 11.40%, respectively.

    In addition, the death benefit and surrender value as of the end of each Contract Year take into account the (1) tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years; (2) administrative charge equal to an annual rate of 0.25% of Account Value attributable to the Separate Account; (3) mortality and expense risk charge equal to an annual rate of 0.90% of Account Value attributable to the Separate Account; and (4) any Contingent Deferred Sales Charge and premium tax charge which may be applicable in the first nine Contract Years.


    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 12).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,865          9,870       40,161      10,787        9,794       40,161
      2         11,025          11,807         10,821       40,161      11,642       10,660       40,161
      3         11,576          12,834         11,859       40,161      12,573       11,603       40,161
      4         12,155          13,952         13,143       40,161      13,587       12,784       40,161
      5         12,763          15,172         14,382       40,161      14,693       13,909       40,161
      6         13,401          16,501         15,936       40,161      15,899       15,340       40,161
      7         14,071          17,948         17,414       40,161      17,216       16,687       40,161
      8         14,775          19,526         19,229       40,161      18,655       18,361       40,161
      9         15,513          21,246         20,993       40,161      20,228       19,978       40,161
     10         16,289          23,120         23,120       40,161      21,952       21,952       40,161
     11         17,103          25,288         25,288       40,161      23,941       23,941       40,161
     12         17,959          27,663         27,663       40,388      26,140       26,140       40,161
     13         18,856          30,264         30,264       42,975      28,575       28,575       40,577
     14         19,799          33,116         33,116       45,701      31,264       31,264       43,145
     15         20,789          36,246         36,246       48,570      34,217       34,217       45,851
     16         21,829          39,682         39,682       51,587      37,459       37,459       48,697
     17         22,920          43,443         43,443       55,607      41,007       41,007       52,490
     18         24,066          47,559         47,559       59,924      44,891       44,891       56,563
     19         25,270          52,064         52,064       64,560      49,141       49,141       60,936
     20         26,533          57,030         57,030       69,577      53,796       53,796       65,631
     25         33,864          89,881         89,881      104,262      84,682       84,682       98,231
     35         55,160         223,447        223,447      236,855     210,220      210,220      222,834



 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.


** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,279         9,298     40,161      10,201       9,222     40,161
      2         11,025         10,568         9,606     40,161      10,399       9,441     40,161
      3         11,576         10,865         9,925     40,161      10,593       9,658     40,161
      4         12,155         11,171        10,403     40,161      10,782      10,021     40,161
      5         12,763         11,487        10,743     40,161      10,965      10,228     40,161
      6         13,401         11,812        11,294     40,161      11,140      10,628     40,161
      7         14,071         12,148        11,657     40,161      11,304      10,819     40,161
      8         14,775         12,494        12,232     40,161      11,454      11,197     40,161
      9         15,513         12,851        12,619     40,161      11,589      11,360     40,161
     10         16,289         13,219        13,219     40,161      11,703      11,703     40,161
     11         17,103         13,667        13,667     40,161      11,844      11,844     40,161
     12         17,959         14,131        14,131     40,161      11,963      11,963     40,161
     13         18,856         14,611        14,611     40,161      12,058      12,058     40,161
     14         19,799         15,109        15,109     40,161      12,125      12,125     40,161
     15         20,789         15,625        15,625     40,161      12,159      12,159     40,161
     16         21,829         16,160        16,160     40,161      12,156      12,156     40,161
     17         22,920         16,715        16,715     40,161      12,108      12,108     40,161
     18         24,066         17,289        17,289     40,161      12,005      12,005     40,161
     19         25,270         17,884        17,884     40,161      11,839      11,839     40,161
     20         26,533         18,501        18,501     40,161      11,598      11,598     40,161
     25         33,864         21,395        21,395     40,161       8,813       8,813     40,161
     35         55,160         30,942        30,942     40,161          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,694        8,726     40,161      9,616      8,649     40,161
      2         11,025         9,397        8,459     40,161      9,226      8,291     40,161
      3         11,576         9,108        8,199     40,161      8,829      7,925     40,161
      4         12,155         8,827        9,095     40,161      8,426      7,699     40,161
      5         12,763         8,554        7,847     40,161      8,013      7,312     40,161
      6         13,401         8,288        7,805     40,161      7,588      7,113     40,161
      7         14,071         8,030        7,569     40,161      7,150      6,696     40,161
      8         14,775         7,778        7,540     40,161      6,694      6,461     40,161
      9         15,513         7,534        7,315     40,161      6,218      6,002     40,161
     10         16,289         7,297        7,297     40,161      5,717      5,717     40,161
     11         17,103         7,101        7,101     40,161      5,211      5,211     40,161
     12         17,959         6,910        6,910     40,161      4,673      4,673     40,161
     13         18,856         6,723        6,723     40,161      4,100      4,100     40,161
     14         19,799         6,541        6,541     40,161      3,488      3,488     40,161
     15         20,789         6,363        6,363     40,161      2,833      2,833     40,161
     16         21,829         6,188        6,188     40,161      2,127      2,127     40,161
     17         22,920         6,018        6,018     40,161      1,361      1,361     40,161
     18         24,066         5,852        5,852     40,161        526        526     40,161
     19         25,270         5,689        5,689     40,161         --         --         --
     20         26,533         5,530        5,530     40,161         --         --         --
     25         33,864         4,789        4,789     40,161         --         --         --
     35         55,160         3,538        3,538     40,161         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,865         9,870      33,334     10,758       9,766      33,334
      2         11,025         11,807        10,821      33,334     10,758       9,766      33,334
      3         11,576         12,834        11,859      33,334     12,488      11,519      33,334
      4         12,155         13,952        13,143      33,334     13,477      12,675      33,334
      5         12,763         15,172        14,382      33,334     14,562      13,780      33,334
      6         13,401         16,501        15,936      33,334     15,751      15,193      33,334
      7         14,071         17,948        17,414      33,334     17,055      16,527      33,334
      8         14,775         19,526        19,229      33,334     18,484      18,192      33,334
      9         15,513         21,246        20,993      33,334     20,053      19,803      33,334
     10         16,289         23,120        23,120      33,334     21,778      21,778      33,334
     11         17,103         25,291        25,291      33,334     23,778      23,778      33,334
     12         17,959         27,695        27,695      33,334     26,001      26,001      33,334
     13         18,856         30,365        30,365      35,831     28,481      28,481      33,608
     14         19,799         33,295        33,295      38,956     31,228      31,228      36,537
     15         20,789         36,509        36,509      42,351     34,240      34,240      39,719
     16         21,829         40,033        40,033      46,039     37,543      37,543      43,175
     17         22,920         43,908        43,908      49,616     41,175      41,175      46,528
     18         24,066         48,169        48,169      55,468     45,169      45,169      50,138
     19         25,270         52,861        52,861      57,619     49,566      49,566      54,028
     20         26,533         58,025        58,025      63,247     54,375      54,375      59,270
     25         33,864         92,388        92,388      97,932     86,577      86,577      91,773
     35         55,160        230,636       230,636     242,168    213,920     213,920     224,617



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,279         9,928     33,334      10,172       9,193     33,334
      2         11,025         10,568         9,606     33,334      10,341       9,385     33,334
      3         11,576         10,865         9,925     33,334      10,508       9,574     33,334
      4         12,155         11,171        10,403     33,334      10,671       9,911     33,334
      5         12,763         11,487        10,743     33,334      10,831      10,095     33,334
      6         13,401         11,812        11,294     33,334      10,984      10,474     33,334
      7         14,071         12,148        11,657     33,334      11,127      10,644     33,334
      8         14,775         12,494        12,232     33,334      11,256      11,000     33,334
      9         15,513         12,851        12,619     33,334      11,366      11,138     33,334
     10         16,289         13,219        13,219     33,334      11,452      11,452     33,334
     11         17,103         13,667        13,667     33,334      11,559      11,559     33,334
     12         17,959         14,131        14,131     33,334      11,641      11,641     33,334
     13         18,856         14,611        14,611     33,334      11,696      11,696     33,334
     14         19,799         15,109        15,109     33,334      11,721      11,721     33,334
     15         20,789         15,625        15,625     33,334      11,711      11,711     33,334
     16         21,829         16,160        16,160     33,334      11,658      11,658     33,334
     17         22,920         16,517        16,517     33,334      11,547      11,547     33,334
     18         24,066         17,289        17,289     33,334      11,362      11,362     33,334
     19         25,270         17,884        17,884     33,334      11,084      11,084     33,334
     20         26,533         18,501        18,501     33,334      10,689      10,689     33,334
     25         33,864         21,935        21,935     33,334       6,012       6,012     33,334
     35         55,160         30,942        30,942     33,334          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE: 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,694        8,726     33,334      9,587      8,621     33,334
      2         11,025         9,397        8,459     33,334      9,168      8,235     33,334
      3         11,576         9,108        8,199     33,334      8,745      7,842     33,334
      4         12,155         8,827        8,095     33,334      8,315      7,591     33,334
      5         12,763         8,554        7,847     33,334      7,879      7,181     33,334
      6         13,401         8,288        7,805     33,334      7,433      6,959     33,334
      7         14,071         8,030        7,569     33,334      6,973      6,520     33,334
      8         14,775         7,778        7,540     33,334      6,492      6,260     33,334
      9         15,513         7,534        7,315     33,334      5,986      5,771     33,334
     10         16,289         7,297        7,297     33,334      5,449      5,449     33,334
     11         17,103         7,101        7,101     33,334      4,898      4,898     33,334
     12         17,959         6,910        6,910     33,334      4,307      4,307     33,334
     13         18,856         6,723        6,723     33,334      3,676      3,676     33,334
     14         19,799         6,541        6,541     33,334      3,000      3,000     33,334
     15         20,789         6,363        6,363     33,334      2,273      2,273     33,334
     16         21,829         6,188        6,188     33,334      1,482      1,482     33,334
     17         22,920         6,018        6,018     33,334        610        610     33,334
     18         24,066         5,852        5,852     33,334         --         --         --
     19         25,270         5,689        5,689     33,334         --         --         --
     20         26,533         5,530        5,530     33,334         --         --         --
     25         33,864         4,789        4,789     33,334         --         --         --
     35         55,160         3,538        3,538     33,334         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,865          9,870       19,380      10,681        9,690       19,380
      2         11,025          11,807         10,821       19,380      11,245       10,446       19,380
      3         11,576          12,834         11,859       19,380      12,244       11,280       19,380
      4         12,155          13,952         13,143       19,380      13,150       12,353       19,380
      5         12,763          15,172         14,382       19,380      14,160       13,383       19,380
      6         13,401          16,501         15,936       19,380      15,292       14,740       19,380
      7         14,071          17,954         17,420       20,289      16,571       16,047       19,380
      8         14,775          19,552         19,254       21,703      18,024       17,734       20,007
      9         15,513          21,306         21,053       23,224      19,638       19,389       21,406
     10         16,289          23,209         23,309       25,298      21,389       21,389       23,315
     11         17,103          25,389         25,389       27,420      23,395       23,395       25,268
     12         17,959          27,782         27,782       29,728      25,599       25,599       27,391
     13         18,856          30,395         30,395       32,523      27,999       27,999       29,960
     14         19,799          33,264         33,264       35,261      30,640       30,640       32,479
     15         20,789          36,398         36,398       38,583      33,518       33,518       35,530
     16         21,829          39,845         39,845       41,838      36,690       36,690       38,525
     17         22,920          43,606         43,606       45,786      40,146       40,146       42,153
     18         24,066          47,724         47,724       50,111      43,908       43,908       46,103
     19         25,270          52,235         52,235       54,847      47,998       47,998       50,398
     20         26,533          57,208         57,208       60,069      52,440       52,440       55,062
     25         33,864          90,146         90,146       94,653      81,072       81,072       85,126
     35         55,160         223,848        223,848      226,086     195,316      195,316      197,269



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 65 MALE
                          INITIAL FACE AMOUNT: $19,380



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,279         9,298     19,380      10,092       9,115     19,380
      2         11,025         10,568         9,606     19,380      10,166       9,213     19,380
      3         11,576         10,865         9,925     19,380      10,221       9,292     19,380
      4         12,155         11,171        10,403     19,380      10,251       9,497     19,380
      5         12,763         11,487        10,743     19,380      10,254       9,526     19,380
      6         13,401         11,812        11,294     19,380      10,223       9,721     19,380
      7         14,071         12,148        11,657     19,380      10,151       9,675     19,380
      8         14,775         12,494        12,232     19,380      10,028       9,778     19,380
      9         15,513         12,851        12,619     19,380       9,841       9,617     19,380
     10         16,289         13,219        13,219     19,380       9,578       9,578     19,380
     11         17,103         13,667        13,667     19,380       9,263       9,263     19,380
     12         17,959         14,131        14,131     19,380       8,842       8,842     19,380
     13         18,856         14,611        14,611     19,380       8,294       8,294     19,380
     14         19,799         15,109        15,109     19,380       7,590       7,590     19,380
     15         20,789         15,625        15,625     19,380       6,694       6,694     19,380
     16         21,829         16,160        16,160     19,380       5,552       5,552     19,380
     17         22,920         16,715        16,715     19,380       4,091       4,091     19,380
     18         24,066         17,289        17,289     19,380       2,210       2,210     19,380
     19         25,270         17,884        17,884     19,380          --          --         --
     20         26,533         18,501        18,501     19,426          --          --         --
     25         33,864         21,935        21,935     23,033          --          --         --
     35         55,160         30,944        30,944     31,254          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE: 55 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,694        8,726     19,380      9,504      8,540     19,380
      2         11,025         9,397        8,459     19,380      8,980      8,051     19,380
      3         11,576         9,108        8,199     19,380      8,424      7,527     19,380
      4         12,155         8,827        8,095     19,380      7,830      7,112     19,380
      5         12,763         8,554        7,847     19,380      7,190      6,500     19,380
      6         13,401         8,288        7,805     19,380      6,494      6,030     19,380
      7         14,071         8,030        7,569     19,380      5,731      5,288     19,380
      8         14,775         7,778        7,540     19,380      4,883      5,659     19,380
      9         15,513         7,534        7,315     19,380      3,931      3,721     19,380
     10         16,289         7,297        7,297     19,380      2,853      2,853     19,380
     11         17,103         7,101        7,101     19,380      1,634      1,634     19,380
     12         17,959         6,910        6,910     19,380        232        232     19,380
     13         18,856         6,723        6,723     19,380         --         --         --
     14         19,799         6,541        6,541     19,380         --         --         --
     15         20,789         6,363        6,363     19,380         --         --         --
     16         21,829         6,188        6,188     19,380         --         --         --
     17         22,920         6,018        6,018     19,380         --         --         --
     18         24,066         5,852        5,852     19,380         --         --         --
     19         25,270         5,689        5,689     19,380         --         --         --
     20         26,533         5,530        5,530     19,380         --         --         --
     25         33,864         4,789        4,789     19,380         --         --         --
     35         55,160         3,538        3,538     19,380         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\55 FEMALE
                          INITIAL FACE AMOUNT: $44,053
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,933          9,937       44,053      10,933        9,937       44,053
      2         11,025          11,950         10,961       44,053      11,950       10,961       44,053
      3         11,576          13,058         12,080       44,053      13,058       12,080       44,053
      4         12,155          14,266         13,452       44,053      14,266       13,452       44,053
      5         12,763          15,583         14,788       44,053      15,583       14,788       44,053
      6         13,401          17,019         16,449       44,053      17,019       16,449       44,053
      7         14,071          18,584         18,044       44,053      18,584       18,044       44,053
      8         14,775          20,291         19,989       44,053      20,290       19,988       44,053
      9         15,513          22,156         21,901       44,053      22,150       21,894       44,053
     10         16,289          24,197         24,197       44,053      24,179       24,179       44,053
     11         17,103          26,560         26,560       44,053      26,501       26,501       44,053
     12         17,959          29,158         29,158       44,053      29,052       29,052       44,053
     13         18,856          32,014         32,014       44,053      31,860       31,860       44,053
     14         19,799          35,152         35,152       44,053      34,958       34,958       44,053
     15         20,789          38,606         38,606       44,053      38,386       38,386       44,528
     16         21,829          42,407         42,407       48,769      42,165       42,165       48,490
     17         22,920          46,583         46,583       52,640      46,317       46,317       52,339
     18         24,066          51,173         51,173       56,803      50,881       50,881       56,478
     19         25,270          56,253         56,253       61,317      55,932       55,932       60,966
     20         26,533          61,825         61,825       67,390      61,463       61,463       66,995
     25         33,864          99,143         99,143      105,092      98,250       98,250      104,146
     35         55,160         254,947        254,947      267,695     243,379      243,379      255,549



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\55 FEMALE
                          INITIAL FACE AMOUNT: $44,053
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,344         9,361     44,053      10,344       9,361     44,053
      2         11,025         10,694         9,730     44,053      10,694       9,730     44,053
      3         11,576         11,051        10,108     44,053      11,051      10,108     44,053
      4         12,155         11,413        10,641     44,053      11,413      10,641     44,053
      5         12,763         11,778        11,031     44,053      11,778      11,031     44,053
      6         13,401         12,155        11,634     44,053      12,146      11,625     44,053
      7         14,071         12,546        12,052     44,053      12,515      12,021     44,053
      8         14,775         12,949        12,685     44,053      12,881      12,617     44,053
      9         15,513         13,367        13,134     44,053      13,242      13,009     44,053
     10         16,289         13,800        13,800     44,053      13,594      13,594     44,053
     11         17,103         14,318        14,318     44,053      13,988      13,988     44,053
     12         17,959         14,858        14,858     44,053      14,368      14,368     44,053
     13         18,856         15,419        15,419     44,053      14,730      14,730     44,053
     14         19,799         16,002        16,002     44,053      15,069      15,069     44,053
     15         20,789         16,609        16,609     44,053      15,378      15,378     44,053
     16         21,829         17,239        17,239     44,053      15,649      15,649     44,053
     17         22,920         17,895        17,895     44,053      15,869      15,869     44,053
     18         24,066         18,577        18,577     44,053      16,023      16,023     44,053
     19         25,270         19,287        19,287     44,053      16,091      16,091     44,053
     20         26,533         20,024        20,024     44,053      16,051      16,051     44,053
     25         33,864         24,177        24,177     44,053      13,215      13,215     44,053
     35         55,160         35,364        35,364     44,053          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 55 MALE\55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,755        8,785     44,053      9,755      8,785     44,053
      2         11,025         9,509        8,569     44,053      9,509      8,569     44,053
      3         11,576         9,260        8,348     44,053      9,260      8,348     44,053
      4         12,155         9,008        8,273     44,053      9,008      8,273     44,053
      5         12,763         8,761        8,051     44,053      8,751      8,042     44,053
      6         13,401         8,519        8,034     44,053      8,486      8,002     44,053
      7         14,071         8,283        7,821     44,053      8,212      7,750     44,053
      8         14,775         8,053        7,813     44,053      7,924      7,685     44,053
      9         15,513         7,829        7,609     44,053      7,619      7,400     44,053
     10         16,289         7,610        7,610     44,053      7,291      7,291     44,053
     11         17,103         7,433        7,433     44,053      6,964      6,964     44,053
     12         17,959         7,260        7,260     44,053      6,602      6,602     44,053
     13         18,856         7,090        7,090     44,053      6,199      6,199     44,053
     14         19,799         6,924        6,924     44,053      5,749      5,749     44,053
     15         20,789         6,760        6,760     44,053      5,242      5,242     44,053
     16         21,829         6,600        6,600     44,053      4,667      4,667     44,053
     17         22,920         6,443        6,443     44,053      4,007      4,007     44,053
     18         24,066         6,289        6,289     44,053      3,239      3,239     44,053
     19         25,270         6,138        6,138     44,053      2,337      2,337     44,053
     20         26,533         5,990        5,990     44,053      1,268      1,268     44,053
     25         33,864         5,291        5,219     44,053         --         --         --
     35         55,160         4,082        4,082     44,053         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE\65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      -------------------------------------   -----------------------------------
  END OF     ACCUMULATED                       CASH                                  CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH      ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT      VALUE        VALUE       BENEFIT
  -------   --------------   ------------   ----------   ---------   ----------   ----------   ---------
      1         10,500          10,928          9,932       27,778      10,928        9,932       27,778
      2         11,025          11,930         10,942       27,778      11,930       10,942       27,778
      3         11,576          13,014         12,037       27,778      13,013       12,036       27,778
      4         12,155          14,199         13,386       27,778      14,184       13,372       27,778
      5         12,763          15,495         14,071       27,778      15,453       14,660       27,778
      6         13,401          16,912         16,343       27,778      16,829       16,261       27,778
      7         14,071          18,461         17,923       27,778      18,325       17,788       27,778
      8         14,775          20,165         19,855       27,778      19,957       19,658       27,778
      9         15,513          22,009         21,754       27,778      21,745       21,491       27,778
     10         16,289          24,035         24,035       27,778      23,714       23,714       27,778
     11         17,103          26,384         26,384       28,495      26,006       26,006       28,087
     12         17,959          28,964         28,964       30,992      28,549       28,549       30,548
     13         18,856          31,800         31,800       34,027      31,331       31,331       33,525
     14         19,799          34,917         34,917       37,013      34,386       34,386       36,450
     15         20,789          38,343         38,343       40,644      37,726       37,726       39,991
     16         21,829          42,108         42,108       44,214      41,397       41,397       43,468
     17         22,920          46,246         46,246       48,559      45,407       45,407       47,678
     18         24,066          50,794         50,794       53,334      49,783       49,783       52,273
     19         25,270          55,825         55,825       58,617      54,550       54,550       57,278
     20         26,533          61,355         61,355       64,423      59,771       59,771       62,760
     25         33,864          98,388         98,388      103,308      93,315       93,315       97,981
     35         55,160         253,006        253,006      255,537     225,844      225,844      228,102



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE\65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)



                                      CURRENT CHARGES*                  GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   --------------------------------
  END OF     ACCUMULATED                     CASH                               CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT     SURRENDER    DEATH      ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR         VALUE        VALUE     BENEFIT      VALUE       VALUE     BENEFIT
  -------   --------------   -----------   ---------   --------   ---------   ---------   --------
      1         10,500         10,339         9,357     27,778      10,339       9,357     27,778
      2         11,025         10,675         9,712     27,778      10,675       9,712     27,778
      3         11,576         11,014        10,071     27,778      11,005      10,062     27,778
      4         12,155         11,365        10,594     27,778      11,325      10,556     27,778
      5         12,763         11,728        10,981     27,778      11,634      10,889     27,778
      6         13,401         12,103        11,582     27,778      11,926      11,407     27,778
      7         14,071         12,492        11,998     27,778      12,197      11,705     27,778
      8         14,775         12,894        12,629     27,778      12,437      12,175     27,778
      9         15,513         13,309        13,076     27,778      12,640      12,408     27,778
     10         16,289         13,740        13,740     27,778      12,793      12,793     27,778
     11         17,103         14,256        14,256     27,778      12,939      12,939     27,778
     12         17,959         14,793        14,793     27,778      13,016      13,016     27,778
     13         18,856         15,351        15,351     27,778      13,010      13,010     33,334
     14         19,799         15,932        15,932     27,778      12,906      12,906     27,778
     15         20,789         16,536        16,536     27,778      12,682      12,682     27,778
     16         21,829         17,164        17,164     27,778      12,308      12,308     27,778
     17         22,920         17,817        17,817     27,778      11,743      11,743     27,778
     18         24,066         18,496        18,496     27,778      10,931      10,931     27,778
     19         25,270         19,202        19,202     27,778       9,768       9,768     27,778
     20         26,533         19,936        19,936     27,778       8,247       8,247     27,778
     25         33,864         24,069        24,069     27,778          --          --         --
     35         55,160         35,205        35,205     35,558          --          --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGES: 65 MALE\65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)



                                     CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      --------------------------------   ------------------------------
  END OF     ACCUMULATED                    CASH                             CASH
  CONTRACT  AT 5% INTEREST    ACCOUNT     SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR        VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   ----------   --------   --------   --------   --------   --------
      1         10,500         9,750        8,781     27,778      9,750      8,781     27,778
      2         11,025         9,489        8,549     27,778      9,489      8,549     27,778
      3         11,576         9,230        8,318     27,778      9,213      8,302     27,778
      4         12,155         8,977        8,242     27,778      8,919      8,184     27,778
      5         12,763         8,830        8,021     27,778      8,599      7,892     27,778
      6         13,401         8,489        8,004     27,778      8,251      7,768     27,778
      7         14,071         8,254        7,792     27,778      7,865      7,406     27,778
      8         14,775         8,025        7,785     27,778      7,430      7,193     27,778
      9         15,513         7,801        7,582     27,778      6,933      6,716     27,778
     10         16,289         7,583        7,583     27,778      6,359      6,359     27,778
     11         17,103         7,407        7,407     27,778      5,712      5,712     27,778
     12         17,959         7,234        7,234     27,778      4,946      4,946     27,778
     13         18,856         7,065        7,065     27,778      4,038      4,038     27,778
     14         19,799         6,899        6,899     27,778      2,959      2,959     27,778
     15         20,789         6,736        6,736     27,778      1,672      1,672     27,778
     16         21,829         6,576        6,576     27,778        125        125     27,778
     17         22,920         6,419        6,419     27,778         --         --         --
     18         24,066         6,266        6,266     27,778         --         --         --
     19         25,270         6,115        6,115     27,778         --         --         --
     20         26,533         5,968        5,968     27,778         --         --         --
     25         33,864         5,271        5,271     27,778         --         --         --
     35         55,160         4,066        4,066     27,778         --         --         --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
ITT Hartford Life and Annuity Insurance Company:



We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.



However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.



As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

42                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      STATUTORY BASIS STATEMENTS OF INCOME


                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                          ($000)
 Revenues
   Premiums and Annuity Considerations....  $  250,244  $  165,792  $  442,173
   Annuity and Other Fund Deposits........   1,897,347   1,087,661     608,685
   Net Investment Income..................      98,441      78,787      29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded.....................     370,637     183,380     154,527
   Reserve Adjustment on Reinsurance
    Ceded.................................   3,864,395   1,879,785   1,266,926
   Other Revenues.........................     161,906     140,796      41,857
                                            ----------  ----------  ----------
     Total Revenues.......................   6,642,970   3,536,201   2,543,180
                                            ----------  ----------  ----------
 Benefits and Expenses
   Death and Annuity Benefits.............      60,111      53,029       7,948
   Surrenders and Other Benefit
    Payments..............................     276,720     221,392     181,749
   Commissions and Other Expenses.........     491,720     236,202     186,303
   Increase in Reserves for Future
    Benefits..............................      27,351      94,253     416,748
   Increase in Liability for Premium and
    Other Deposit Funds...................     207,156     460,124     182,934
   Net Transfers to Separate Accounts.....   5,492,964   2,414,669   1,541,419
                                            ----------  ----------  ----------
     Total Benefits and Expenses..........   6,556,022   3,479,669   2,517,101
                                            ----------  ----------  ----------
 Net Gain from Operations Before Federal
  Income Tax Expense......................      86,948      56,532      26,079
   Federal Income Tax Expense.............      19,360      14,048      24,038
                                            ----------  ----------  ----------
 Net Gain from Operations.................      67,588      42,484       2,041
   Net Realized Capital Gains (Losses)....         407         374          (2)
                                            ----------  ----------  ----------
 Net Income...............................  $   67,995  $   42,858  $    2,039
                                            ----------  ----------  ----------
                                            ----------  ----------  ----------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         STATUTORY BASIS BALANCE SHEETS


                                                       AS OF DECEMBER 31,
                                                     -----------------------
                                                        1996         1995
                                                     -----------  ----------
                                                             ($000)
 Assets
   Bonds...........................................  $ 1,268,480  $1,226,489
   Common Stocks...................................       44,996      39,776
   Policy Loans....................................       28,853      22,521
   Cash and Short-Term Investments.................      176,830     173,304
   Other Invested Assets...........................        2,858      13,432
                                                     -----------  ----------
     Total Cash and Invested Assets................    1,522,017   1,475,522
                                                     -----------  ----------
   Investment Income Due and Accrued...............       14,555      18,021
   Premium Balances Receivable.....................          373         402
   Receivables from Affiliates.....................          257       8,182
   Other Assets....................................       19,099      25,907
   Separate Account Assets.........................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Assets..................................  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........  $   571,970  $  542,082
   Policy and Contract Claims......................        6,806       8,223
   Liability for Premium and Other Deposit Funds...    1,155,143     948,361
   Asset Valuation Reserve.........................        7,442       8,010
   Payable to Affiliates...........................       10,022       3,682
   Other Liabilities...............................     (498,195)   (220,658)
   Separate Account Liabilities....................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Liabilities.............................   15,872,512   8,614,610
                                                     -----------  ----------
 Capital and Surplus
   Common Stock....................................        2,500       2,500
   Gross Paid-In and Contributed Surplus...........      226,043     226,043
   Unassigned Funds................................       74,570       9,791
                                                     -----------  ----------
     Total Capital and Surplus.....................      303,113     238,334
                                                     -----------  ----------
   Total Liabilities and Capital and Surplus.......  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------



   The accompanying notes are an integral part of these financial statements.

44                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                             FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                              1996         1995         1994
                                            ---------    ---------    --------
                                                          ($000)
 Capital and Surplus -- Beginning of
  Year...................................   $ 238,334    $  91,285    $ 88,693
                                            ---------    ---------    --------
   Net Income............................      67,995       42,858       2,039
   Change in Net Unrealized Capital
    (Losses) Gains on Common Stocks......      (5,171)       1,709        (133)
   Change in Asset Valuation Reserve.....         568       (5,588)     (1,356)
   Change in Non-Admitted Assets.........       1,387       (1,944)     (8,599)
   Change in Reserve (Valuation Basis)...          --           --      10,659
   Aggregate Write-ins for Surplus.......          --        8,080         (18)
   Dividends to Shareholder..............          --      (10,000)         --
   Paid-In Surplus.......................          --      111,934          --
                                            ---------    ---------    --------
     Change in Capital and Surplus.......      64,779      147,049       2,592
                                            ---------    ---------    --------
 Capital and Surplus -- End of Year......   $ 303,113    $ 238,334    $ 91,285
                                            ---------    ---------    --------
                                            ---------    ---------    --------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS


                                                FOR THE YEARS ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired
   Bonds.................................       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------



   The accompanying notes are an integral part of these financial statements.

46                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


---------------------------------------------------

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION



    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.



    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.



BASIS OF PRESENTATION



    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.



    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.



    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:



    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;



    (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;



    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;



    (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;



    (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;



    (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;



    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47
--------------------------------------------------------------------------------


    realized gains and losses are recognized in the period the asset is sold;



    (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;



    (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and



    (10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.



    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS



    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.



    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.



    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.



INVESTMENTS



    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

48                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and $39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.



OTHER LIABILITIES



    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.



---------------------------------------------------

 2. INVESTMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME



                              1996       1995       1994
                            ---------  ---------  ---------
Interest income from
 bonds....................  $  89,940  $  76,100  $  28,335
Interest income from
 policy loans.............      1,846      1,504        454
Interest and dividends
 from other investments...      7,864      2,288      1,069
                            ---------  ---------  ---------
Gross investment income...     99,650     79,892     29,858
Less: investment
 expenses.................      1,209      1,105        846
                            ---------  ---------  ---------
Net investment income.....  $  98,441  $  78,787  $  29,012
                            ---------  ---------  ---------
                            ---------  ---------  ---------



(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS



                                  1996       1995       1994
                                ---------  ---------  ---------
Gross unrealized capital gains
 at end of year...............  $     713  $   1,724  $      75
Gross unrealized capital
 losses at end of year........     (4,160)        --        (60)
                                ---------  ---------  ---------
Net unrealized capital
 (losses) gains...............     (3,447)     1,724         15
Balance at beginning of
 year.........................      1,724         15        148
                                ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks................  $  (5,171) $   1,709  $    (133)
                                ---------  ---------  ---------
                                ---------  ---------  ---------



(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS



                            1996        1995        1994
                         ----------  ----------  ----------
Gross unrealized
 capital gains at end
 of year...............  $   11,821  $   22,251  $      986
Gross unrealized
 capital losses at end
 of year...............      (3,842)     (1,374)    (34,718)
                         ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax...................       7,979      20,877     (33,732)
Balance at beginning of
 year..................      20,877     (33,732)      5,232
                         ----------  ----------  ----------
Change in net
 unrealized capital
 (losses) gains on
 bonds and short-term
 investments...........  $  (12,898) $   54,609  $  (38,964)
                         ----------  ----------  ----------
                         ----------  ----------  ----------



(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                    1996       1995       1994
                                  ---------  ---------  ---------
Bonds and short-term
 investments....................  $   2,756  $     156  $    (101)
Common stocks...................          0         52          0
Real estate and other...........          0          0         34
                                  ---------  ---------  ---------
Realized capital gains
 (losses).......................      2,756        208        (67)
Capital gains taxes (benefit)...        936       (205)         2
                                  ---------  ---------  ---------
Net realized capital gains
 (losses) after tax.............      1,820        413        (69)
Less: IMR capital gains
 (losses).......................      1,413         39        (67)
                                  ---------  ---------  ---------
Net realized capital gains
 (losses).......................  $     407  $     374  $      (2)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49
--------------------------------------------------------------------------------


(E) OFF-BALANCE SHEET INVESTMENTS



    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.



(F) CONCENTRATION OF CREDIT RISK



    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.



(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS



                                                                                       AS OF DECEMBER 31, 1996
                                                                           ------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                            AMORTIZED    --------------------      FAIR
                                                                               COST        GAINS     LOSSES       VALUE
                                                                           ------------  ---------  ---------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).............................................  $     58,761  $       6  $    (195) $     58,572
  (Guaranteed and sponsored) -- asset-backed.............................        78,237      1,477       (609)       79,105
States, municipalities and political subdivisions........................        25,958        163         (2)       26,119
International governments................................................         7,447        205         --         7,652
Public utilities.........................................................        70,116        396       (424)       70,088
All other corporate......................................................       410,530      6,357     (1,355)      415,532
All other corporate -- asset-backed......................................       485,953      2,654     (1,081)      487,526
Short-term investments...................................................       148,094         --        (66)      148,028
Certificates of deposit..................................................        83,378        563       (110)       83,831
Parents, subsidiaries and affiliates.....................................        48,100         --         --        48,100
                                                                           ------------  ---------  ---------  ------------
  Total bonds and short-term investments.................................  $  1,416,574  $  11,821  $  (3,842) $  1,424,553
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------
Common stock -- unaffiliated.............................................  $     13,064  $     713  $       0  $     13,777
Common stock -- affiliated...............................................        35,379          0      4,160        31,219
                                                                           ------------  ---------  ---------  ------------
Total common stocks......................................................  $     48,443  $     713  $   4,160  $     44,996
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------



                                                                                       AS OF DECEMBER 31, 1995
                                                                         ----------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                          AMORTIZED    ------------------------      FAIR
                                                                             COST         GAINS       LOSSES        VALUE
                                                                         ------------  -----------  -----------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored)...........................................  $     44,268   $      14    $    (248)  $     44,034
  (Guaranteed and sponsored) -- asset-backed...........................       176,160       4,644         (682)       180,122
States, municipalities and political subdivisions......................        16,948          38           (6)        16,980
International governments..............................................         5,402         441           --          5,843
Public utilities.......................................................       108,083       1,652          (90)       109,645
All other corporate....................................................       374,058       8,145         (248)       381,955
All other corporate -- asset-backed....................................       410,197       5,841          (89)       415,949
Short-term investments.................................................       139,011          18           --        139,029
Certificates of deposit................................................        91,373       1,458          (11)        92,820
                                                                         ------------  -----------  -----------  ------------
  Total bonds and short-term investments...............................  $  1,365,500   $  22,251    $  (1,374)  $  1,386,377
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------
Common stock -- unaffiliated...........................................  $      2,668   $     555    $      --   $      3,223
Common stock -- affiliated.............................................        35,384       1,169           --         36,553
                                                                         ------------  -----------  -----------  ------------
  Total common stocks..................................................  $     38,052   $   1,724    $      --   $     39,776
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------



    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

50                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.



                                               ESTIMATED
                                 AMORTIZED        FAIR
           MATURITY                 COST         VALUE
------------------------------  ------------  ------------
Due in one year or less.......  $    478,095  $    478,852
Due after one year through
 five years...................       622,805       623,105
Due after five years through
 ten years....................       259,479       265,681
Due after ten years...........        56,195        56,915
                                ------------  ------------
  Total.......................  $  1,416,574  $  1,424,553



    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS
   BALANCE SHEET ITEMS (IN MILLIONS):



                                  1996                    1995
                         ----------------------  ----------------------
                          CARRYING      FAIR      CARRYING      FAIR
                           AMOUNT       VALUE      AMOUNT       VALUE
                         -----------  ---------  -----------  ---------
Assets
  Bonds and short-term
   investments.........   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks........          45          45          40          40
  Policy loans.........          29          29          23          23
  Other invested
   assets..............           3           3          13          13
Liabilities
  Liabilities on
   investment
   contracts...........   $   1,245   $   1,191   $   1,031   $     981



    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.



---------------------------------------------------

 3. RELATED PARTY TRANSACTIONS


    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.



    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.



    For additional information, see Note 5.



---------------------------------------------------

 4. FEDERAL INCOME TAXES


    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).



                                                     1996       1995        1994
                                                   ---------  ---------     -----
Tax provision at U.S. Federal statutory rate.....  $      30  $      20   $       9
Tax deferred acquisition costs...................         27          8           8
Statutory to tax reserve differences.............         --          3           5
Unrealized (gain)/loss on separate accounts......        (21)       (13)          2
Investments and other............................        (17)        (4)         --
                                                   ---------  ---------         ---
Federal income tax expense.......................  $      19  $      14   $      24
                                                   ---------  ---------         ---
                                                   ---------  ---------         ---



---------------------------------------------------

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS


    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51
--------------------------------------------------------------------------------


Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.



---------------------------------------------------

 6. PENSION PLANS AND OTHER POST-RETIREMENT
   AND POST-EMPLOYMENT BENEFITS


    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.



    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.



    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.



    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.



---------------------------------------------------

 7. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                       1996        1995        1994
                                    ----------  ----------  ----------
Direct premiums...................  $  226,612  $  159,918  $  133,180
Premiums assumed..................      33,817      13,299         960
Premiums ceded....................     (10,185)     (7,425)    308,033
                                    ----------  ----------  ----------
Premiums and annuity
 considerations...................  $  250,244  $  165,792  $  442,173
                                    ----------  ----------  ----------
                                    ----------  ----------  ----------



    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.



    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.



    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.



    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

52                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


---------------------------------------------------

 8. SEPARATE ACCOUNTS


    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.



---------------------------------------------------

 9. COMMITMENTS AND CONTINGENCIES


    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.



    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To ITT Hartford Life and Annuity Insurance Company
Separate Account Five and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account Five (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account Five as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

54                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                           MONEY       ADVISERS
                            BOND FUND     STOCK FUND    MARKET FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   -----------   -----------   ----------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          1,733,002
    Cost                           $1,722,027
    Market Value.........   $1,731,599        --            --           --
  Hartford Stock Fund,
   Inc.
    Shares                          3,685,895
    Cost                          $13,390,058
    Market Value.........      --         $15,269,591       --           --
  HVA Money Market Fund,
   Inc.
    Shares                         11,631,670
    Cost                          $11,631,670
    Market Value.........      --             --        $11,631,670      --
  Hartford Advisers Fund,
   Inc.
    Shares                          9,927,031
    Cost                          $19,803,664
    Market Value.........      --             --            --        $21,536,990
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          6,094,455
    Cost                          $21,579,746
    Market Value.........      --             --            --           --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            645,107
    Cost                             $677,597
    Market Value.........      --             --            --           --
  Hartford Index Fund,
   Inc.
    Shares                          2,206,702
    Cost                           $4,694,671
    Market Value.........      --             --            --           --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          4,738,342
    Cost                           $6,240,236
    Market Value.........      --             --            --           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          6,650,828
    Cost                           $9,181,128
    Market Value.........      --             --            --           --
  Hartford International
   Advisers Fund, Inc.
    Shares                          1,205,995
    Cost                           $1,379,739
    Market Value.........      --             --            --           --
  Hartford Small Company
   Fund, Inc.
    Shares                             10,665
    Cost                              $11,338
    Market Value.........      --             --            --           --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --             --           440,244       --
  Receivable from fund
   shares sold...........            2        --            --                7
                           ------------   -----------   -----------   ----------
  Total Assets...........    1,731,601    15,269,591    12,071,914    21,536,997
                           ------------   -----------   -----------   ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --                110        --              132
  Payable for fund shares
   purchased.............      --             --           440,250       --
                           ------------   -----------   -----------   ----------
  Total Liabilities......      --                110       440,250          132
                           ------------   -----------   -----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $1,731,601    $15,269,481   $11,631,664   $21,536,865
                           ------------   -----------   -----------   ----------
                           ------------   -----------   -----------   ----------
  Units Outstanding......    1,412,742     9,252,090    10,472,721    14,485,431
  Accumulation Unit Value
   at end of period......   $ 1.225702    $ 1.650382    $ 1.110663    $1.486795


   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55
--------------------------------------------------------------------------------

                               CAPITAL                                      INTERNATIONAL      DIVIDEND
                            APPRECIATION        MORTGAGE                    OPPORTUNITIES         AND       INTERNATIONAL
                                FUND         SECURITIES FUND   INDEX FUND        FUND         GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          1,733,002
    Cost                           $1,722,027
    Market Value.........       --                --              --            --                --             --
  Hartford Stock Fund,
   Inc.
    Shares                          3,685,895
    Cost                          $13,390,058
    Market Value.........       --                --              --            --                --             --
  HVA Money Market Fund,
   Inc.
    Shares                         11,631,670
    Cost                          $11,631,670
    Market Value.........       --                --              --            --                --             --
  Hartford Advisers Fund,
   Inc.
    Shares                          9,927,031
    Cost                          $19,803,664
    Market Value.........       --                --              --            --                --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          6,094,455
    Cost                          $21,579,746
    Market Value.........    $23,855,706          --              --            --                --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            645,107
    Cost                             $677,597
    Market Value.........       --              $ 681,088         --            --                --             --
  Hartford Index Fund,
   Inc.
    Shares                          2,206,702
    Cost                           $4,694,671
    Market Value.........       --                --           $5,255,854       --                --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          4,738,342
    Cost                           $6,240,236
    Market Value.........       --                --              --          $6,666,277          --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          6,650,828
    Cost                           $9,181,128
    Market Value.........       --                --              --            --            $10,291,624        --
  Hartford International
   Advisers Fund, Inc.
    Shares                          1,205,995
    Cost                           $1,379,739
    Market Value.........       --                --              --            --                --          $1,406,891
  Hartford Small Company
   Fund, Inc.
    Shares                             10,665
    Cost                              $11,338
    Market Value.........       --                --              --            --                --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....       --                      1              4        --                     3               4
  Receivable from fund
   shares sold...........       --                --              --            --                --             --
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Total Assets...........    23,855,706           681,089      5,255,858       6,666,277      10,291,627       1,406,895
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....           493           --              --                   4          --             --
  Payable for fund shares
   purchased.............       --                --              --            --                --             --
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Total Liabilities......           493           --              --                   4          --             --
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $23,855,213        $ 681,089      $5,255,858     $6,666,273      $10,291,627     $1,406,895
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Units Outstanding......    15,227,011           557,697      3,165,103       5,086,205       6,173,912       1,086,383
  Accumulation Unit Value
   at end of period......    $ 1.566638         $1.221248      $1.660565      $ 1.310658      $ 1.666954      $ 1.295024


                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford International
   Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Small Company
   Fund, Inc.

    Shares

    Cost
    Market Value.........    $11,402
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....     --
  Receivable from fund
   shares sold...........     --
                           ------------
  Total Assets...........     11,402
                           ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....     --
  Payable for fund shares
   purchased.............     --
                           ------------
  Total Liabilities......     --
                           ------------
  Net Assets (variable
   life contract
   liabilities)..........    $11,402
                           ------------
                           ------------
  Units Outstanding......     --
  Accumulation Unit Value
   at end of period......     --

56                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                        MONEY
                                                       MARKET      ADVISERS
                           BOND FUND    STOCK FUND      FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                           ----------   -----------   ---------   -----------
INVESTMENT INCOME:
  Dividends..............    $61,277    $   140,710    $404,912   $  357,873
                           ----------   -----------   ---------   -----------
    Net investment income
     (loss)..............     61,277        140,710    404,912       357,873
                           ----------   -----------   ---------   -----------
CAPITAL GAINS INCOME.....     --            185,013      --          116,357
                           ----------   -----------   ---------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (451)           524      --              415
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,527      1,657,996      --        1,542,513
                           ----------   -----------   ---------   -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      2,076      1,658,520      --        1,542,928
                           ----------   -----------   ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $63,353    $ 1,984,243    $404,912   $2,017,158
                           ----------   -----------   ---------   -----------
                           ----------   -----------   ---------   -----------



* From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57
--------------------------------------------------------------------------------


                               CAPITAL         MORTGAGE                 INTERNATIONAL     DIVIDEND     INTERNATIONAL
                             APPRECIATION     SECURITIES      INDEX     OPPORTUNITIES        AND         ADVISERS        SMALL
                                 FUND            FUND         FUND           FUND        GROWTH FUND       FUND       COMPANY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT*
                           ----------------   -----------   ---------   --------------   -----------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............     $  100,190        $24,643     $ 56,990       $75,641       $  128,284       $33,540         $ 1
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
    Net investment income
     (loss)..............        100,190         24,643       56,990        75,641          128,284       33,540            1
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
CAPITAL GAINS INCOME.....        542,857         --           18,617        46,012           41,509       28,341        --
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (2,788)          (687)       3,838           (26)            (280)          38        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,060,719            577      523,283       366,466          967,296       22,219           64
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........      2,057,931           (110)     527,121       366,440          967,016       22,257           64
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $2,700,978        $24,533     $602,728       $488,093      $1,136,809       $84,138         $65
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---

58                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Five


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                         MONEY
                           BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -----------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................ $   61,277   $    140,710  $     404,912   $   357,873
  Capital gains income...     --            185,013       --             116,357
  Net realized gain
   (loss) on security
   transactions..........       (451)           524       --                 415
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      2,527      1,657,996       --           1,542,513
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     63,353      1,984,243        404,912     2,017,158
                          -----------  ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     --                 29     68,474,293        17,409
  Net transfers..........  1,407,699      9,799,913    (59,831,330)   15,943,206
  Surrenders.............    (40,106)      (233,750)      (203,050)     (281,648)
  Net loan withdrawals...     --            (71,384)    (1,787,588)      (82,526)
  Cost of insurance and
   other fees............     (5,636)       (53,381)       (82,442)      (79,595)
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  1,361,957      9,441,427      6,569,883    15,516,846
                          -----------  ------------  -------------  -------------
  Total increase
   (decrease) in net
   assets................  1,425,310     11,425,670      6,974,795    17,534,004
NET ASSETS:
  Beginning of period....    306,291      3,843,811      4,656,869     4,002,861
                          -----------  ------------  -------------  -------------
  End of period.......... $1,731,601   $ 15,269,481  $  11,631,664   $21,536,865
                          -----------  ------------  -------------  -------------
                          -----------  ------------  -------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, JANUARY 10, 1995, TO DECEMBER 31,
  1995

                                                         MONEY
                           BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -----------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................ $    5,592   $     24,153  $      74,755   $    40,874
  Capital gains income...     --                403       --                 120
  Net realized gain
   (loss) on security
   transactions..........        275            (94)      --                (649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      7,044        221,539       --             190,815
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     12,911        246,001         74,755       231,160
                          -----------  ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     --            --          23,888,562       --
  Net transfers..........    306,533      3,642,384    (18,864,634)    3,814,765
  Surrenders.............    (12,757)       (33,294)       (48,453)      (36,276)
  Net loan withdrawals...     --             (5,495)      (372,799)      --
  Cost of insurance and
   other fees............       (396)        (5,785)       (20,562)       (6,788)
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    293,380      3,597,810      4,582,114     3,771,701
                          -----------  ------------  -------------  -------------
  Total increase
   (decrease) in net
   assets................    306,291      3,843,811      4,656,869     4,002,861
NET ASSETS:
  Beginning of period....     --            --            --             --
                          -----------  ------------  -------------  -------------
  End of period.......... $  306,291   $  3,843,811  $   4,656,869   $ 4,002,861
                          -----------  ------------  -------------  -------------
                          -----------  ------------  -------------  -------------



 * From inception, August 1, 1996, to December 31, 1996.

** From inception, March 1, 1995, to December 31, 1995.

   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59
--------------------------------------------------------------------------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   100,190        $ 24,643      $   56,990       $   75,641      $   128,284     $   33,540
  Capital gains income...        542,857         --               18,617           46,012           41,509         28,341
  Net realized gain
   (loss) on security
   transactions..........         (2,788)           (687)          3,838              (26)            (280)            38
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      2,060,719             577         523,283          366,466          967,296         22,219
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,700,978          24,533         602,728          488,093        1,136,809         84,138
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............             29         --               --             --                --             --
  Net transfers..........     14,180,908         513,118       4,159,498        5,005,094        7,624,232      1,187,324
  Surrenders.............       (360,928)        (14,119)        (66,581)        (107,782)        (155,061)       (10,618)
  Net loan withdrawals...        (88,831)             (1)        (65,105)         (24,312)         (39,663)        (7,147)
  Cost of insurance and
   other fees............        (88,601)         (2,230)        (18,114)         (23,891)         (32,690)        (4,435)
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,642,577         496,768       4,009,698        4,849,109        7,396,818      1,165,124
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Total increase
   (decrease) in net
   assets................     16,343,555         521,301       4,612,426        5,337,202        8,533,627      1,249,262
NET ASSETS:
  Beginning of period....      7,511,658         159,788         643,432        1,329,071        1,758,000        157,633
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  End of period..........    $23,855,213        $681,089      $5,255,858       $6,666,273      $10,291,627     $1,406,895
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
                          -----------------  ---------------  -----------  ------------------  ------------  --------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT**
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $    17,693        $  4,015      $    4,467       $    4,790      $    13,879     $    3,923
  Capital gains income...            541         --                    4               92          --             --
  Net realized gain
   (loss) on security
   transactions..........          1,253             105             (49)              20              425            301
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............        215,241           2,911          37,902           59,577          143,200          4,932
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        234,728           7,031          42,324           64,479          157,504          9,156
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............       --               --               --             --                --             --
  Net transfers..........      7,349,141         165,306         617,882        1,282,924        1,624,852        160,888
  Surrenders.............        (45,663)        (12,284)        (15,806)         (16,386)         (21,482)       (12,083)
  Net loan withdrawals...        (16,773)        --                  (36)        --                    (36)           (34)
  Cost of insurance and
   other fees............         (9,775)           (265)           (932)          (1,946)          (2,838)          (294)
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,276,930         152,757         601,108        1,264,592        1,600,496        148,477
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Total increase
   (decrease) in net
   assets................      7,511,658         159,788         643,432        1,329,071        1,758,000        157,633
NET ASSETS:
  Beginning of period....       --               --               --             --                --             --
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  End of period..........    $ 7,511,658        $159,788      $  643,432       $1,329,071      $ 1,758,000     $  157,633
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
                          -----------------  ---------------  -----------  ------------------  ------------  --------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT*
                           ------------
OPERATIONS:
  Net investment income
   (loss)................    $     1
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............         64
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         65
                           ------------
UNIT TRANSACTIONS:
  Purchases..............      1,000
  Net transfers..........     10,337
  Surrenders.............     --
  Net loan withdrawals...     --
  Cost of insurance and
   other fees............     --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,337
                           ------------
  Total increase
   (decrease) in net
   assets................     11,402
NET ASSETS:
  Beginning of period....     --
                           ------------
  End of period..........    $11,402
                           ------------
                           ------------
OPERATIONS:
  Net investment income
   (loss)................
  Capital gains income...
  Net realized gain
   (loss) on security
   transactions..........
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............
  Net increase (decrease)
   in net assets
   resulting from
   operations............
UNIT TRANSACTIONS:
  Purchases..............
  Net transfers..........
  Surrenders.............
  Net loan withdrawals...
  Cost of insurance and
   other fees............
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........
  Total increase
   (decrease) in net
   assets................
NET ASSETS:
  Beginning of period....
  End of period..........

60                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Five (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

                      This page intentionally left blank.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To ITT Hartford Life and Annuity Insurance Company
Separate Account Five and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Separate Account Five (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Separate Account Five as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1996 and the period from inception, January 10, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Five


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                           MONEY       ADVISERS
                            BOND FUND     STOCK FUND    MARKET FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------   -----------   -----------   ----------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          1,733,002
    Cost                           $1,722,027
    Market Value.........   $1,731,599        --            --           --
  Hartford Stock Fund,
   Inc.
    Shares                          3,685,895
    Cost                          $13,390,058
    Market Value.........      --         $15,269,591       --           --
  HVA Money Market Fund,
   Inc.
    Shares                         11,631,670
    Cost                          $11,631,670
    Market Value.........      --             --        $11,631,670      --
  Hartford Advisers Fund,
   Inc.
    Shares                          9,927,031
    Cost                          $19,803,664
    Market Value.........      --             --            --        $21,536,990
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          6,094,455
    Cost                          $21,579,746
    Market Value.........      --             --            --           --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            645,107
    Cost                             $677,597
    Market Value.........      --             --            --           --
  Hartford Index Fund,
   Inc.
    Shares                          2,206,702
    Cost                           $4,694,671
    Market Value.........      --             --            --           --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          4,738,342
    Cost                           $6,240,236
    Market Value.........      --             --            --           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          6,650,828
    Cost                           $9,181,128
    Market Value.........      --             --            --           --
  Hartford International
   Advisers Fund, Inc.
    Shares                          1,205,995
    Cost                           $1,379,739
    Market Value.........      --             --            --           --
  Hartford Small Company
   Fund, Inc.
    Shares                             10,665
    Cost                              $11,338
    Market Value.........      --             --            --           --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --             --           440,244       --
  Receivable from fund
   shares sold...........            2        --            --                7
                           ------------   -----------   -----------   ----------
  Total Assets...........    1,731,601    15,269,591    12,071,914    21,536,997
                           ------------   -----------   -----------   ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --                110        --              132
  Payable for fund shares
   purchased.............      --             --           440,250       --
                           ------------   -----------   -----------   ----------
  Total Liabilities......      --                110       440,250          132
                           ------------   -----------   -----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $1,731,601    $15,269,481   $11,631,664   $21,536,865
                           ------------   -----------   -----------   ----------
                           ------------   -----------   -----------   ----------
  Units Outstanding......    1,412,742     9,252,090    10,472,721    14,485,431
  Accumulation Unit Value
   at end of period......   $ 1.225702    $ 1.650382    $ 1.110663    $1.486795


   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               CAPITAL                                      INTERNATIONAL      DIVIDEND
                            APPRECIATION        MORTGAGE                    OPPORTUNITIES         AND       INTERNATIONAL
                                FUND         SECURITIES FUND   INDEX FUND        FUND         GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          1,733,002
    Cost                           $1,722,027
    Market Value.........       --                --              --            --                --             --
  Hartford Stock Fund,
   Inc.
    Shares                          3,685,895
    Cost                          $13,390,058
    Market Value.........       --                --              --            --                --             --
  HVA Money Market Fund,
   Inc.
    Shares                         11,631,670
    Cost                          $11,631,670
    Market Value.........       --                --              --            --                --             --
  Hartford Advisers Fund,
   Inc.
    Shares                          9,927,031
    Cost                          $19,803,664
    Market Value.........       --                --              --            --                --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          6,094,455
    Cost                          $21,579,746
    Market Value.........    $23,855,706          --              --            --                --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            645,107
    Cost                             $677,597
    Market Value.........       --              $ 681,088         --            --                --             --
  Hartford Index Fund,
   Inc.
    Shares                          2,206,702
    Cost                           $4,694,671
    Market Value.........       --                --           $5,255,854       --                --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          4,738,342
    Cost                           $6,240,236
    Market Value.........       --                --              --          $6,666,277          --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          6,650,828
    Cost                           $9,181,128
    Market Value.........       --                --              --            --            $10,291,624        --
  Hartford International
   Advisers Fund, Inc.
    Shares                          1,205,995
    Cost                           $1,379,739
    Market Value.........       --                --              --            --                --          $1,406,891
  Hartford Small Company
   Fund, Inc.
    Shares                             10,665
    Cost                              $11,338
    Market Value.........       --                --              --            --                --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....       --                      1              4        --                     3               4
  Receivable from fund
   shares sold...........       --                --              --            --                --             --
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Total Assets...........    23,855,706           681,089      5,255,858       6,666,277      10,291,627       1,406,895
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....           493           --              --                   4          --             --
  Payable for fund shares
   purchased.............       --                --              --            --                --             --
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Total Liabilities......           493           --              --                   4          --             --
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $23,855,213        $ 681,089      $5,255,858     $6,666,273      $10,291,627     $1,406,895
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
                           ---------------   ---------------   ----------  ----------------   -----------   -------------
  Units Outstanding......    15,227,011           557,697      3,165,103       5,086,205       6,173,912       1,086,383
  Accumulation Unit Value
   at end of period......    $ 1.566638         $1.221248      $1.660565      $ 1.310658      $ 1.666954      $ 1.295024


                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford International
   Advisers Fund, Inc.

    Shares

    Cost
    Market Value.........     --
  Hartford Small Company
   Fund, Inc.

    Shares

    Cost
    Market Value.........    $11,402
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....     --
  Receivable from fund
   shares sold...........     --
                           ------------
  Total Assets...........     11,402
                           ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....     --
  Payable for fund shares
   purchased.............     --
                           ------------
  Total Liabilities......     --
                           ------------
  Net Assets (variable
   life contract
   liabilities)..........    $11,402
                           ------------
                           ------------
  Units Outstanding......     --
  Accumulation Unit Value
   at end of period......     --

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                        MONEY
                                                       MARKET      ADVISERS
                           BOND FUND    STOCK FUND      FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                           ----------   -----------   ---------   -----------
INVESTMENT INCOME:
  Dividends..............    $61,277    $   140,710    $404,912   $  357,873
                           ----------   -----------   ---------   -----------
    Net investment income
     (loss)..............     61,277        140,710    404,912       357,873
                           ----------   -----------   ---------   -----------
CAPITAL GAINS INCOME.....     --            185,013      --          116,357
                           ----------   -----------   ---------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (451)           524      --              415
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,527      1,657,996      --        1,542,513
                           ----------   -----------   ---------   -----------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      2,076      1,658,520      --        1,542,928
                           ----------   -----------   ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $63,353    $ 1,984,243    $404,912   $2,017,158
                           ----------   -----------   ---------   -----------
                           ----------   -----------   ---------   -----------



* From inception, August 9, 1996, to December 31, 1996.


   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               CAPITAL         MORTGAGE                 INTERNATIONAL     DIVIDEND     INTERNATIONAL
                             APPRECIATION     SECURITIES      INDEX     OPPORTUNITIES        AND         ADVISERS        SMALL
                                 FUND            FUND         FUND           FUND        GROWTH FUND       FUND       COMPANY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT*
                           ----------------   -----------   ---------   --------------   -----------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............     $  100,190        $24,643     $ 56,990       $75,641       $  128,284       $33,540         $ 1
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
    Net investment income
     (loss)..............        100,190         24,643       56,990        75,641          128,284       33,540            1
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
CAPITAL GAINS INCOME.....        542,857         --           18,617        46,012           41,509       28,341        --
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (2,788)          (687)       3,838           (26)            (280)          38        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,060,719            577      523,283       366,466          967,296       22,219           64
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
    Net realized and
     unrealized gain
     (loss) on
     investments.........      2,057,931           (110)     527,121       366,440          967,016       22,257           64
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $2,700,978        $24,533     $602,728       $488,093      $1,136,809       $84,138         $65
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---
                           ----------------   -----------   ---------   --------------   -----------   ------------       ---

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Five


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                         MONEY
                           BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -----------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................ $   61,277   $    140,710  $     404,912   $   357,873
  Capital gains income...     --            185,013       --             116,357
  Net realized gain
   (loss) on security
   transactions..........       (451)           524       --                 415
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      2,527      1,657,996       --           1,542,513
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     63,353      1,984,243        404,912     2,017,158
                          -----------  ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     --                 29     68,474,293        17,409
  Net transfers..........  1,407,699      9,799,913    (59,831,330)   15,943,206
  Surrenders.............    (40,106)      (233,750)      (203,050)     (281,648)
  Net loan withdrawals...     --            (71,384)    (1,787,588)      (82,526)
  Cost of insurance and
   other fees............     (5,636)       (53,381)       (82,442)      (79,595)
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........  1,361,957      9,441,427      6,569,883    15,516,846
                          -----------  ------------  -------------  -------------
  Total increase
   (decrease) in net
   assets................  1,425,310     11,425,670      6,974,795    17,534,004
NET ASSETS:
  Beginning of period....    306,291      3,843,811      4,656,869     4,002,861
                          -----------  ------------  -------------  -------------
  End of period.......... $1,731,601   $ 15,269,481  $  11,631,664   $21,536,865
                          -----------  ------------  -------------  -------------
                          -----------  ------------  -------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, JANUARY 10, 1995, TO DECEMBER 31,
  1995

                                                         MONEY
                           BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                          -----------  ------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................ $    5,592   $     24,153  $      74,755   $    40,874
  Capital gains income...     --                403       --                 120
  Net realized gain
   (loss) on security
   transactions..........        275            (94)      --                (649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      7,044        221,539       --             190,815
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     12,911        246,001         74,755       231,160
                          -----------  ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     --            --          23,888,562       --
  Net transfers..........    306,533      3,642,384    (18,864,634)    3,814,765
  Surrenders.............    (12,757)       (33,294)       (48,453)      (36,276)
  Net loan withdrawals...     --             (5,495)      (372,799)      --
  Cost of insurance and
   other fees............       (396)        (5,785)       (20,562)       (6,788)
                          -----------  ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    293,380      3,597,810      4,582,114     3,771,701
                          -----------  ------------  -------------  -------------
  Total increase
   (decrease) in net
   assets................    306,291      3,843,811      4,656,869     4,002,861
NET ASSETS:
  Beginning of period....     --            --            --             --
                          -----------  ------------  -------------  -------------
  End of period.......... $  306,291   $  3,843,811  $   4,656,869   $ 4,002,861
                          -----------  ------------  -------------  -------------
                          -----------  ------------  -------------  -------------



 * From inception, August 1, 1996, to December 31, 1996.

** From inception, March 1, 1995, to December 31, 1995.

   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   100,190        $ 24,643      $   56,990       $   75,641      $   128,284     $   33,540
  Capital gains income...        542,857         --               18,617           46,012           41,509         28,341
  Net realized gain
   (loss) on security
   transactions..........         (2,788)           (687)          3,838              (26)            (280)            38
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      2,060,719             577         523,283          366,466          967,296         22,219
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,700,978          24,533         602,728          488,093        1,136,809         84,138
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............             29         --               --             --                --             --
  Net transfers..........     14,180,908         513,118       4,159,498        5,005,094        7,624,232      1,187,324
  Surrenders.............       (360,928)        (14,119)        (66,581)        (107,782)        (155,061)       (10,618)
  Net loan withdrawals...        (88,831)             (1)        (65,105)         (24,312)         (39,663)        (7,147)
  Cost of insurance and
   other fees............        (88,601)         (2,230)        (18,114)         (23,891)         (32,690)        (4,435)
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,642,577         496,768       4,009,698        4,849,109        7,396,818      1,165,124
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Total increase
   (decrease) in net
   assets................     16,343,555         521,301       4,612,426        5,337,202        8,533,627      1,249,262
NET ASSETS:
  Beginning of period....      7,511,658         159,788         643,432        1,329,071        1,758,000        157,633
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  End of period..........    $23,855,213        $681,089      $5,255,858       $6,666,273      $10,291,627     $1,406,895
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
                          -----------------  ---------------  -----------  ------------------  ------------  --------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND  INTERNATIONAL
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   ADVISERS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT**
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $    17,693        $  4,015      $    4,467       $    4,790      $    13,879     $    3,923
  Capital gains income...            541         --                    4               92          --             --
  Net realized gain
   (loss) on security
   transactions..........          1,253             105             (49)              20              425            301
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............        215,241           2,911          37,902           59,577          143,200          4,932
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        234,728           7,031          42,324           64,479          157,504          9,156
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............       --               --               --             --                --             --
  Net transfers..........      7,349,141         165,306         617,882        1,282,924        1,624,852        160,888
  Surrenders.............        (45,663)        (12,284)        (15,806)         (16,386)         (21,482)       (12,083)
  Net loan withdrawals...        (16,773)        --                  (36)        --                    (36)           (34)
  Cost of insurance and
   other fees............         (9,775)           (265)           (932)          (1,946)          (2,838)          (294)
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,276,930         152,757         601,108        1,264,592        1,600,496        148,477
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  Total increase
   (decrease) in net
   assets................      7,511,658         159,788         643,432        1,329,071        1,758,000        157,633
NET ASSETS:
  Beginning of period....       --               --               --             --                --             --
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
  End of period..........    $ 7,511,658        $159,788      $  643,432       $1,329,071      $ 1,758,000     $  157,633
                          -----------------  ---------------  -----------  ------------------  ------------  --------------
                          -----------------  ---------------  -----------  ------------------  ------------  --------------

                              SMALL
                           COMPANY FUND
                           SUB-ACCOUNT*
                           ------------
OPERATIONS:
  Net investment income
   (loss)................    $     1
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............         64
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         65
                           ------------
UNIT TRANSACTIONS:
  Purchases..............      1,000
  Net transfers..........     10,337
  Surrenders.............     --
  Net loan withdrawals...     --
  Cost of insurance and
   other fees............     --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,337
                           ------------
  Total increase
   (decrease) in net
   assets................     11,402
NET ASSETS:
  Beginning of period....     --
                           ------------
  End of period..........    $11,402
                           ------------
                           ------------
OPERATIONS:
  Net investment income
   (loss)................
  Capital gains income...
  Net realized gain
   (loss) on security
   transactions..........
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............
  Net increase (decrease)
   in net assets
   resulting from
   operations............
UNIT TRANSACTIONS:
  Purchases..............
  Net transfers..........
  Surrenders.............
  Net loan withdrawals...
  Cost of insurance and
   other fees............
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........
  Total increase
   (decrease) in net
   assets................
NET ASSETS:
  Beginning of period....
  End of period..........

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Five (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.